Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Land use rights, net
Land use right	¥ 70,246	¥ 58,813
Less: accumulated amortization	(8,414)	(7,058)
Total land use rights, net	61,832	51,755		$ 8,471
Amortization expenses	1,356	¥ 1,177	¥ 1,176
Estimated amortization expenses	¥ 1,414